111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  May 5, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: Massachusetts Investors Trust (the “Trust”) (File Nos. 2-11401 and 811-203)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 121 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2026.

 Please call the undersigned at (617) 954-5843 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

  Sincerely,

  /s/BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel